 Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Prime Finance Short Duration Holding Company 9, LLC

1330 Avenue of the Americas, Suite 2500

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Prime Finance Short Duration Holding Company 9, LLC (the “Company,” as the engaging party) and Atlas SP Securities, a division of Apollo Global Securities, LLC., Atlas SP Partners, L.P., Capital One Securities, Inc., Citigroup Global Markets Inc., Deutsche Bank Securities Inc., Goldman Sachs & Co. LLC, Huntington Securities, Inc., J.P. Morgan Securities LLC, M&T Securities, Inc., Morgan Stanley & Co. LLC, PFP 2026-13, Ltd., PFP 2026-13, LLC, Wells Fargo Securities, LLC who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the PFP 2026-13, Ltd. and PFP 2026-13, LLC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 33 mortgage loans (the “Mortgage Loan Assets”) secured by 39 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction. With respect to Mortgage Loan Assets identified on the Final Data File as “The Pennington”, “Nashville Cold”, “Walnut Trail”, and “University of Florida Marriott Tribute”, (collectively, the “Delayed Close Mortgage Loan Assets”), we did not perform any procedures.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension
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guidelines, standards, criteria or other requirements;

•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of January 9, 2026 or the origination date of the Mortgage Loan Assets, whichever is later.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on December 30, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	PFP 2026-13 TAPE 12.30.2025 V2.xlsx (provided on December 30, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
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•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Asset Summary Report” refers to a loan’s summary document.
•	The phrase “Cash Management Agreement” refers to signed or draft cash management agreement and/or deposit and control account agreement.
•	The phrase “Cross Collateralization Agreement” refers to signed cross collateralization agreement.
•	The phrase “Engineering Report” refers to a final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, ground lease estoppel and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis.
•	The phrase “Interest Rate Cap Agreement” refers to a signed interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed loan agreement and any amendments, slip pages or exhibits thereof, a signed promissory note, purchase and assignment agreements, mortgage, deed of trust and/or other security agreements.
•	The phrase “Management Agreement” refers to signed management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Servicer Report” refers to a schedule dated as of December 9, 2025 of loan and escrow balances and certain tax & insurance escrow schedules provided by the Company in an excel file.
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•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note.
•	The phrase “TIC Agreement” refers to a signed tenants-in-common agreement and any amendments thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the draft or final electronic underwriting file consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team and underwritten rent roll.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 20, 2025 through December 30, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).
•	Assumed the Specified Attributes were accurate as instructed by the Company with respect to the Delayed Close Mortgage Loan Assets.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. For purposes of Recalculation Attributes for the Delayed Close Mortgage Loan Assets, we were instructed by the Company to use the provided information set forth in the Final Data File. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or, denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to

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meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

December 30, 2025

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Collateral Interest Number	None - Company Provided	None
2	Collateral Interest Type	None - Company Provided	None
3	Collateral Interest Status	None - Company Provided	None
4	Collateral Interest / Property Flag	None - Company Provided	None
5	# of Properties	Appraisal	None
6	Collateral Interest/Mortgaged Property Name	None - Company Provided	None
7	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Cross Collateralization Agreement	None
8	Property Address	Appraisal	None
9	City	Appraisal	None
10	State	Appraisal	None
11	Zip Code	Appraisal	None
12	County	Appraisal	None
13	Year Built	Appraisal	None
14	Year Renovated	Appraisal	None
15	Property Type	Appraisal	None
16	Specific Property Type	Appraisal	None
17	Number of Units	Underwriting File	None
18	Unit of Measure	Underwriting File	None
19	Occupancy (%)	Underwriting File	None
20	Occupancy Date	Underwriting File	None
21	Ownership Interest	Title Policy	None
22	Loan Purpose	Settlement Statement	None
23	Note Date	Loan Agreement	None
24	First Payment Date	Loan Agreement	None
25	Mortgage Loan Commitment Original Balance ($)	Loan Agreement	None
26	Mortgage Loan Commitment Original Balance / Unit ($)	Recalculation	None
27	Mortgage Loan Initial Funded Amount ($)	Loan Agreement	None
28	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement	None
29	Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement	None
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicer Report, Loan Agreement	None
32	Future Funding Advance Conditions	Loan Agreement	None
33	Mortgage Loan Balloon Balance ($)	Recalculation	None
34	Mortgage Loan Balloon Balance / Unit ($)	Recalculation	None
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	Recalculation	None
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Recalculation	None
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Recalculation	None
38	Collateral Interest Cut-off Date Balance ($)	Servicer Report, Loan Agreement	None
39	Aggregate Collateral Interest Cut-off Date Balance %	Recalculation	None
40	Collateral Interest Balloon Balance ($)	Recalculation	None
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculation	None
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculation	None
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculation	None
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculation	None
45	Pari Passu Funded Amount	Servicer Report, Loan Agreement	None
46	Pari Passu Balance in Other Securitization	None - Company Provided	None
47	Rate Type	Loan Agreement	None
48	Index	Loan Agreement	None
49	Index Rate Assumption	None - Company Provided	None
50	Mortgage Loan Margin	Loan Agreement	None
51	Mortgage Loan Cut-off Date Interest Rate	Recalculation	None
52	Mortgage Loan Margin Change (Y/N)	Loan Agreement	None
53	Mortgage Loan Margin Change Description	Loan Agreement	None
54	Mortgage Loan Rate Cap	Recalculation	None
55	Mortgage Loan Rate Floor	Recalculation	None
56	Mortgage Loan Index Floor	Loan Agreement	None
57	Mortgage Loan Index Cap	Interest Rate Cap Agreement	None
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
58	Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
59	Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement	None
60	Collateral Interest Margin	Loan Agreement	None
61	Collateral Interest Cut-off Date Interest Rate	Recalculation	None
62	Junior Participation Cut-off Date Balance	Servicer Report, Loan Agreement	None
63	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report, Loan Agreement	None
64	Junior Participation Balloon Payment ($)	Servicer Report, Loan Agreement	None
65	Junior Participation Cut-off Date Margin	Loan Agreement	None
66	Junior Participation Cut-off Date Interest Rate	Servicer Report, Loan Agreement	None
67	Amortization Type During Initial Term	Loan Agreement	None
68	Initial IO Period	Loan Agreement	None
69	Initial IO Period (Remaining)	Recalculation	None
70	Original Loan Term (Initial)	Recalculation	None
71	Original Loan Term (Remaining)	Recalculation	None
72	ARD Loan (Y/N)	Loan Agreement	None
73	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
74	Seasoning (months)	Recalculation	None
75	Extension Options (Y/N)	Loan Agreement	None
76	Extension Options Description	Loan Agreement	None
77	Amortization Type During Extensions	Loan Agreement	None
78	First Extension Period (months)	Loan Agreement	None
79	First Extension Fee	Loan Agreement	None
80	First Extension Period Requirements	Loan Agreement	None
81	First Extension Floor	Recalculation	None
82	First Extension Cap	Loan Agreement	None
83	Second Extension Period (months)	Loan Agreement	None
84	Second Extension Fee	Loan Agreement	None
85	Second Extension Period Requirements	Loan Agreement	None
86	Second Extension Floor	Recalculation	None
87	Second Extension Cap	Loan Agreement	None
88	Third Extension Period (months)	Loan Agreement	None
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
89	Third Extension Fee	Loan Agreement	None
90	Third Extension Period Requirements	Loan Agreement	None
91	Third Extension Floor	Recalculation	None
92	Third Extension Cap	Loan Agreement	None
93	Fully Extended Loan Term (Initial)	Recalculation	None
94	Fully Extended Loan Term (Remaining)	Recalculation	None
95	Fully Extended Maturity Date	Loan Agreement	None
96	Third Most Recent As Of Period	Underwriting File	None
97	Third Most Recent Revenues	Underwriting File	$1.00
98	Third Most Recent Expenses	Underwriting File	$1.00
99	Third Most Recent NOI	Underwriting File	$1.00
100	Third Most Recent NCF	Underwriting File	$1.00
101	Second Most Recent As Of Period	Underwriting File	None
102	Second Most Recent Revenues	Underwriting File	$1.00
103	Second Most Recent Expenses	Underwriting File	$1.00
104	Second Most Recent NOI	Underwriting File	$1.00
105	Second Most Recent NCF	Underwriting File	$1.00
106	Most Recent As Of Period	Underwriting File	None
107	Most Recent Revenues	Underwriting File	$1.00
108	Most Recent Expenses	Underwriting File	$1.00
109	Most Recent NOI	Underwriting File	$1.00
110	Most Recent NCF	Underwriting File	$1.00
111	Mortgage Loan Most Recent NOI DSCR	Recalculation	None
112	Mortgage Loan Most Recent NCF DSCR	Recalculation	None
113	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	None
114	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	None
115	Collateral Interest Most Recent NOI DSCR	Recalculation	None
116	Collateral Interest Most Recent NCF DSCR	Recalculation	None
117	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculation	None
118	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculation	None
119	Underwritten Occupancy (%)	Underwriting File	None
120	Underwritten Revenues ($)	Underwriting File	$1.00
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
121	Underwritten Expenses ($)	Underwriting File	$1.00
122	Underwritten NOI ($)	Underwriting File	$1.00
123	Underwritten Reserves ($)	Underwriting File	$1.00
124	Underwritten NCF ($)	Underwriting File	$1.00
125	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
126	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
127	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
128	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
129	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
130	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
131	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
132	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
133	Underwritten Stabilized Occupancy (%)	Underwriting File	None
134	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
135	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
136	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
137	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
138	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
139	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	None
140	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	None
141	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	None
142	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	None
143	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculation	None
144	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculation	None
145	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculation	None
146	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculation	None
147	Appraisal Stabilized Occupancy (%)	Underwriting File	None
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
148	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
149	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
150	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
151	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
152	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
153	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	None
154	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	None
155	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	None
156	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	None
157	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculation	None
158	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculation	None
159	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculation	None
160	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculation	None
161	Recourse	Guaranty Agreement, Loan Agreement	None
162	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
163	Recourse Carveout Guarantor	Guaranty Agreement	None
164	Sponsor	Asset Summary Report	None
165	Affiliated Sponsor (Y/N)	Recalculation	None
166	Tenants-in-common (Y/N)	Loan Agreement, TIC Agreement	None
167	Ground Lease (Y/N)	Title Policy	None
168	Annual Ground Lease Payment ($)	Ground Lease	None
169	Ground Lease Initial Expiration Date	Ground Lease	None
170	Ground Lease Extension (Y/N)	Ground Lease	None
171	# of Ground Lease Extension Options	Ground Lease	None
172	Ground Lease Expiration Date with Extensions	Ground Lease	None
173	Engineering Report Date	Engineering Report	None
174	Environmental Report Date (Phase I)	Environmental Report	None
175	Environmental Report Date (Phase II)	Environmental Report	None
176	Environmental Insurance (Y/N)	Asset Summary Report, Insurance Binder	None
177	Seismic Report Date	Seismic Report	None
178	Seismic PML %	Seismic Report	None
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
179	Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Binder	None
180	Lockbox Type	Loan Agreement	None
181	Cash Management Type	Loan Agreement, Cash Management Agreement	None
182	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
183	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	None
184	Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement	None
185	Tax Escrow (Monthly)($)	Servicer Report, Loan Agreement	None
186	Springing Tax Escrow Description	Loan Agreement	None
187	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	None
188	Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement	None
189	Insurance Escrow (Monthly)($)	Servicer Report, Loan Agreement	None
190	Springing Insurance Escrow Description	Loan Agreement	None
191	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	None
192	Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement	None
193	Replacement Reserve (Monthly)($)	Loan Agreement, Settlement Statement	None
194	Replacement Reserve Cap($)	Loan Agreement	None
195	Springing Replacement Reserve Description	Loan Agreement	None
196	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	None
197	TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement	None
198	TI/LC Reserve (Monthly)($)	Loan Agreement, Settlement Statement	None
199	TI/LC Reserve Cap($)	Loan Agreement	None
200	Springing TI/LC Reserve Description	Loan Agreement	None
201	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	None
202	Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement	None
203	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	None
204	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement	None
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PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
205	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	None
206	Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement	None
207	Debt Service Reserve (Monthly)($)	Loan Agreement, Settlement Statement	None
208	Debt Service Reserve Cap($)	Loan Agreement	None
209	Springing Debt Service Reserve Description	Loan Agreement	None
210	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	None
211	Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement	None
212	Other Reserves (Monthly)($)	Loan Agreement, Settlement Statement	None
213	Other Reserves Cap ($)	Loan Agreement	None
214	Other Reserves Description	Loan Agreement	None
215	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	None
216	Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement	None
217	Other Reserves 2 (Monthly)($)	Loan Agreement, Settlement Statement	None
218	Other Reserves 2 Cap ($)	Loan Agreement	None
219	Other Reserves 2 Description	Loan Agreement	None
220	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement	None
221	Subordinate Debt Type	Subordinate Debt Loan Agreement	None
222	Subordinate Debt Margin	Subordinate Debt Loan Agreement	None
223	Subordinate Debt Interest Rate	Subordinate Debt Loan Agreement	None
224	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement	None
225	Total Debt Cut-off Date Balance ($)	Recalculation	None
226	Total Debt Cut-off Date As-Is LTV	Recalculation	None
227	Total Debt Cut-off Date UW NCF DSCR	Recalculation	None
228	Total Debt Cut-off Date UW NOI DY	Recalculation	None
229	Future Debt Permitted (Y/N)	Loan Agreement	None
230	Permitted Future Debt Type	Loan Agreement	None
231	Grace Period Default (Days)	Loan Agreement	None
232	Grace Period Late (Days)	Loan Agreement	None
233	Initial Prepayment Provision	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
234	Remaining Call Protection (Cut-off Date)	Loan Agreement	None
235	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
236	Appraisal Firm	Appraisal	None
237	As-Is Appraisal Valuation Date	Appraisal	None
238	As-Is Appraised Value ($)	Appraisal	None
239	Stabilized Appraised Value ($)	Appraisal	None
240	Appraisal Anticipated Stabilization Date	Appraisal	None
241	Mortgage Loan Cut-off Date As-Is LTV Ratio	Recalculation	None
242	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
243	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculation	None
244	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
245	Interest Accrual Basis	Loan Agreement	None
246	Lookback Period	Loan Agreement	None
247	Single-Tenant (Y/N)	Underwriting File	None
248	Property Manager	Management Agreement, Loan Agreement	None
249	Largest Tenant Name	Underwriting File	None
250	Largest Tenant Square Feet	Underwriting File	None
251	Largest Tenant Square Feet %	Recalculation	None
252	Largest Tenant Expiration Date	Underwriting File	None
253	2nd Largest Tenant Name	Underwriting File	None
254	2nd Largest Tenant Square Feet	Underwriting File	None
255	2nd Largest Tenant Square Feet %	Recalculation	None
256	2nd Largest Tenant Expiration Date	Underwriting File	None
257	3rd Largest Tenant Name	Underwriting File	None
258	3rd Largest Tenant Square Feet	Underwriting File	None
259	3rd Largest Tenant Square Feet %	Recalculation	None
260	3rd Largest Tenant Expiration Date	Underwriting File	None
261	4th Largest Tenant Name	Underwriting File	None
262	4th Largest Tenant Square Feet	Underwriting File	None
263	4th Largest Tenant Square Feet %	Recalculation	None
264	4th Largest Tenant Expiration Date	Underwriting File	None
265	5th Largest Tenant Name	Underwriting File	None
266	5th Largest Tenant Square Feet	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

PFP 2026-13, Ltd. and PFP 2026-13, LLC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
267	5th Largest Tenant Square Feet %	Recalculation	None
268	5th Largest Tenant Expiration Date	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
26	Mortgage Loan Commitment Original Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Commitment Original Balance / Unit ($) for each such mortgaged property is set equal to blank.
30	Mortgage Loan Cut-off Date Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage
Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date Balance / Unit ($) for each such mortgaged property is set equal blank.
33	Mortgage Loan Balloon Balance ($)	Set equal to the sum of Mortgage Loan Cut-off Date Balance ($) and Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
34	Mortgage Loan Balloon Balance / Unit ($)	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Balloon Balance / Unit ($) for each such mortgaged property is set equal blank.
35	Mortgage Loan Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage
Loan Cut-off Date Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Annual Debt Service Payment (IO) ($) for each such mortgaged property is set equal blank.

36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Set equal to Mortgage Loan Annual Debt Service Payment (IO) ($).
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Rate Cap and (C) 365/360.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Annual Debt Service Payment (Cap) ($) for each such mortgaged property is set equal blank.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
39	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for the Mortgage Loan Assets.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Aggregate Collateral Interest Cut-off Date Balance % for each such mortgaged property is set equal blank.
40	Collateral Interest Balloon Balance ($)	Set equal to Collateral Interest Cut-off Date Balance ($).
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set equal to Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($).
42	Collateral Interest Annual Debt Service Payment (IO) ($)

For the Mortgage Loan Assets, the product of (A) Collateral Interest Cut-off Date Balance ($), (B) Collateral Interest Cut-off Date Interest Rate and (C) 365/360.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Collateral Interest Annual Debt Service Payment (IO) ($) for each such mortgaged property is set equal blank.

43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Set equal to Collateral Interest Annual Debt Service Payment (IO) ($).
44	Collateral Interest Annual Debt Service Payment (Cap) ($)

For the Mortgage Loan Assets, the product of (A) Collateral Interest Cut-off Date Balance ($), (B) sum of (i) Mortgage Loan Index Cap and (ii) Collateral Interest Margin and (C) 365/360.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Collateral Interest Annual Debt Service Payment (Cap) ($) for each such mortgaged property is set equal blank.

51	Mortgage Loan Cut-off Date Interest Rate

For the Mortgage Loan Assets, the greater of (i) sum of (A) Mortgage Loan Margin and (B) Index Rate Assumption and (ii) Mortgage Loan Rate Floor.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date Interest Rate for each such mortgaged property is set equal blank.

54	Mortgage Loan Rate Cap

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Cap.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Rate Cap for each such mortgaged property is set equal blank.

55	Mortgage Loan Rate Floor

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Floor.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Rate Floor for each such mortgaged property is set equal blank.

61	Collateral Interest Cut-off Date Interest Rate	Set equal to Mortgage Loan Cut-off Date Interest Rate.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
69	Initial IO Period (Remaining)

For the Mortgage Loan Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Initial IO Period (Remaining) for each such mortgaged property is set equal blank.

70	Original Loan Term (Initial)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Loan Term (Initial) for each such mortgaged property is set equal blank.

71	Original Loan Term (Remaining)

For the Mortgage Loan Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Original Loan Term (Remaining) for each such mortgaged property is set equal blank.

74	Seasoning (months)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Seasoning (Months) for each such mortgaged property is set equal blank.

81	First Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the First Extension Floor for each such mortgaged property is set equal blank.

86	Second Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Second Extension Floor for each such mortgaged property is set equal blank.

91	Third Extension Floor

For the Mortgage Loan Assets, set equal to Mortgage Loan Index Floor, if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Third Extension Floor for each such mortgaged property is set equal blank.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
93	Fully Extended Loan Term (Initial)

For the Mortgage Loan Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Extended Loan Term (Initial) for each such mortgaged property is set equal blank.

94	Fully Extended Loan Term (Remaining)

For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Extended Loan Term (Remaining) for each such mortgaged property is set equal blank.

111	Mortgage Loan Most Recent NOI DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($), if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Most Recent NOI DSCR for each such mortgaged property is set equal blank.
112	Mortgage Loan Most Recent NCF DSCR	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Annual Debt Service Payment (IO) ($), if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Most Recent NCF DSCR for each such mortgaged property is set equal blank.
113	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such mortgaged property is set equal blank.
114	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such mortgaged property is set equal blank.
115	Collateral Interest Most Recent NOI DSCR	Set equal to Mortgage Loan Most Recent NOI DSCR.
116	Collateral Interest Most Recent NCF DSCR	Set equal to Mortgage Loan Most Recent NCF DSCR.
117	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set equal to Cut-off Date Mortgage Loan Most Recent NOI Debt Yield.
118	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set equal to Cut-off Date Mortgage Loan Most Recent NCF Debt Yield.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
125	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Southerly at Heron Creek”, “The Penrose”, “Citizen House Blue Buff”, "Nashville Cold", “Hawes Commerce Park”, and "Plummer Road Industrial", we were instructed by the representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset to equal 1.00.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal blank.

126	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “The Southerly at Heron Creek”, “The Penrose”, "Citizen House Blue Buff", "Nashville Cold", “Hawes Commerce Park”, "Valley Vista Industrial Portfolio", and "Plummer Road Industrial", we were instructed by the representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset to equal 1.00.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal blank.

127	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal blank.
128	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
129	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR.
130	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.
131	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.
132	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield.
139	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Original Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal blank.
140	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Original Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal blank.
141	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
142	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal blank.
143	Collateral Interest Underwritten Stabilized NOI DSCR	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.
144	Collateral Interest Underwritten Stabilized NCF DSCR	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.
145	Collateral Interest Underwritten Stabilized NOI Debt Yield	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.
146	Collateral Interest Underwritten Stabilized NCF Debt Yield	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.
153	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Original Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal blank.
154	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For the Mortgage Loan Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Original Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal blank.
155	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal blank.
156	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
157	Collateral Interest Appraisal Stabilized NOI DSCR	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR.
158	Collateral Interest Appraisal Stabilized NCF DSCR	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR.
159	Collateral Interest Appraisal Stabilized NOI Debt Yield	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield.
160	Collateral Interest Appraisal Stabilized NCF Debt Yield	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield.
165	Affiliated Sponsor (Y/N)

A recalculation in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) field is set equal to "Y" if two or more loans have one or more such shared Sponsor names, else "N".

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Affiliated Sponsor (Y/N) for each such mortgaged property is set equal blank.

225	Total Debt Cut-off Date Balance ($)

For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Junior Participation Cut-off Date Balance and (iii) Subordinate Debt Cut-off Date Balance ($).

For the Mortgage Loan Assets which does not have a Junior Participation Cut-off Date Balance and Subordinate Debt Cut-off Date Balance ($), the Total Debt Cut-off Date Balance ($) is set equal to "N/A".

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Cut-off Date Balance ($) for each such mortgaged property is set equal blank.

226	Total Debt Cut-off Date As-Is LTV	For the Mortgage Loan Assets, the quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($), if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Cut-off Date As-Is LTV for each such mortgaged property is set equal blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
227	Total Debt Cut-off Date UW NCF DSCR

For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) the sum of (a) Mortgage Loan Annual Debt Service Payment (P&I) ($), and (b) the Subordinate Debt Annual Debt Service Payment (P&I) ($) (as defined below) (if applicable). The "Subordinate Debt Annual Debt Service Payment (P&I) ($)" is equal to the product of (1) Subordinate Debt Cut-off Date Balance ($), (2) Subordinate Debt Interest Rate and (3) 365/360.

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Hilton San Francisco Financial District”, we were instructed by the representatives of the Company to set the Total Debt Cut-off Date UW NCF DSCR for the Mortgage Loan Asset to equal 1.00.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Cut-off Date UW NCF DSCR for each such mortgaged property is set equal blank.

228	Total Debt Cut-off Date UW NOI DY	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Total Debt Cut-off Date Balance ($), if applicable.

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Total Debt Cut-off Date UW NOI DY for each such mortgaged property is set equal blank.
241	Mortgage Loan Cut-off Date As-Is LTV Ratio

For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name as “8900 Freeport”, we were instructed by the representatives of the Company to perform this procedure as the quotient of (i) the difference between (a) Mortgage Loan Cut-off Date Balance ($) and (b) Other Reserves (Cut-Off Date)($) and (ii) As-Is Appraised Value ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal blank.

242	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	For the Mortgage Loan Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Stabilized Appraised Value ($).

For the Mortgaged Properties indicated on the Final Data File as securing part of a portfolio, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal blank.
243	Collateral Interest Cut-off Date As-Is LTV Ratio	Set equal to Mortgage Loan Cut-off Date As-Is LTV Ratio.
244	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set equal to Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio.
251	Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to " Multifamily", "Manufactured Housing" or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a Largest Tenant Square Feet as "Various", the Largest Tenant Square Feet % is set equal to "Various".
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
255	2nd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 2nd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to " Multifamily", "Manufactured Housing" or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 2nd Largest Tenant Square Feet as "Various", the 2nd Largest Tenant Square Feet % is set equal to "Various".
259	3rd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 3rd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to " Multifamily", "Manufactured Housing" or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 3rd Largest Tenant Square Feet as "Various", the 3rd Largest Tenant Square Feet % is set equal to "Various".
263	4th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 4th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to " Multifamily", "Manufactured Housing" or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 4th Largest Tenant Square Feet as "Various", the 4th Largest Tenant Square Feet % is set equal to "Various".
267	5th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 5th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties for which the Property Type for such Mortgaged Property, was equal to " Multifamily", "Manufactured Housing" or “Hospitality” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 5th Largest Tenant Square Feet as "Various", the 5th Largest Tenant Square Feet % is set equal to "Various".

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

PFP 2026-13, Ltd. and PFP 2026-13, LLC Recalculation Methodology	EXHIBIT C

Exhibit C – Additional Company Provided Attributes

Collateral Interest Number	Specified Attribute
2.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
3.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
4.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
11.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
19.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
22.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
25.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap
28.00	Mortgage Loan Index Cap Provider; Mortgage Loan Index Cap Termination Date; Mortgage Loan Index Cap

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27